ADVANCE FOR FUTURE CAPITAL INCREASE	12 Months Ended
Dec. 31, 2022
ADVANCE FOR FUTURE CAPITAL INCREASE
ADVANCE FOR FUTURE CAPITAL INCREASE

NOTE 19 - ADVANCE FOR FUTURE CAPITAL INCREASE

Eletrobras and its subsidiaries present in non-current assets, amounts corresponding to Advances for Future Capital Increase (AFAC) in the following investees, according to the changes below:

	Eletronuclear	CGT Eletrosul	Furnas	Eletronorte	Chesf	Total
Balance as of December 31, 2020	1,068,922	90,782	63,404	—	—	1,223,108
Additions	2,447,464	300,000	—	—	—	2,747,464
Inflation adjustment	49,861	—	2,812	—	—	52,673
Return	—	(90,782)	—	—	—	(90,782)
Balance on December 31, 2021	3,566,247	300,000	66,216	—	—	3,932,463
Additions (a)	—	—	—	8,829,807	11,766,222	20,596,029
Capitalizations:	(3,699,574)	(298,941)	—	—	—	(3,998,515)
Inflation adjustment	133,327	(1,059)	5,346	—	—	137,614
Returns	—	—	(71,562)	—	—	(71,562)
Balance on December 31, 2022	—	—	—	8,829,807	11,766,222	20,596,029

(a)The Company defined that payments in return for assets acquired in the capitalization process (grant bonus) were made by its subsidiaries. As a result, the amount collected in the share offering was transferred to the subsidiaries, through advances for future capital increase. The transfer of funds to subsidiary Furnas, in the amount of R$8,908,219 was booked in the investments line and which was capitalized in October 2022 after the issuance of shares by the subsidiary.

Accounting Policy

The resources granted to investees, as an advance for future capital increase, are classified in a specific item of non-current assets, and not in investments, when all the conditions for the payment of these resources in the capital stock of the investees are not satisfied, especially with regard to the number of shares.

After the one-year period, advances for future unpaid capital increase are updated by a contractually established index.